Offerings	Nov. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Senior Notes due 2031
Amount Registered | shares	3,250,000,000
Proposed Maximum Offering Price per Unit	0.99998
Maximum Aggregate Offering Price	$ 3,249,935,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 282,744.35
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Senior Notes due 2033
Amount Registered | shares	3,250,000,000
Proposed Maximum Offering Price per Unit	0.99778
Maximum Aggregate Offering Price	$ 3,242,785,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 282,122.30
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.550% Senior Notes due 2036
Amount Registered | shares	4,000,000,000
Proposed Maximum Offering Price per Unit	0.99982
Maximum Aggregate Offering Price	$ 3,999,280,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 347,937.36
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.350% Senior Notes due 2046
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99903
Maximum Aggregate Offering Price	$ 1,748,302,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 152,102.32
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.500% Senior Notes due 2056
Amount Registered | shares	2,750,000,000
Proposed Maximum Offering Price per Unit	0.99629
Maximum Aggregate Offering Price	$ 2,739,797,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 238,362.38
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.